UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Boulevard, Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Boulevard, Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Value Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 46.96%

Arrangement of Transportation - 2.37%
37,443	Roadrunner Transportation Systems, Inc. *	$ 688,951

Computer Storage Devices - 2.95%
29,539	Teradata Corp. *	855,449

Finance Services - 9.54%
20,076	Blackhawk Network Holdings, Inc. Class-A *	851,022
77,131	Xoom Corp. *	1,919,019
		2,770,041
Fire, Marine & Casualty Insurance - 9.53%
12,838	Berkshire Hathaway, Inc. Class-B *	1,674,075
49,053	Greenlight Capital Reinsurance, Ltd. Class-A *	1,092,901
		2,766,976
Gold & Silver Ores - 2.74%
63,569	Goldcorp, Inc.	795,884

Retail-Apparel & Accessory Stores - 1.91%
45,350	Francesca's Holdings Corp. *	554,631

Retail-Food Stores - 2.07%
18,455	Vitamin Shoppe, Inc. *	602,371

Retail-Radio, TV & Consumer Electronics - 2.48%
6,555	Apple, Inc.	720,722

Services-Business Services, NEC - 2.68%
56,819	RPX Corp. *	779,557

Services-Computer Integrated Systems Design - 1.69%
12,198	Science Applications International Corp.	490,482

Services-Educational Services - 2.10%
26,057	American Public Education, Inc. *	611,037

Services-Miscellaneous Business - 0.72%
86,355	Performant Financial Corp. *	208,979

Services-Prepackaged Software - 6.19%
40,649	Microsoft Corp.	1,796,686

TOTAL FOR COMMON STOCKS (Cost $13,263,447) - 46.96%		13,641,765

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put
	Japanese Yen Spot Option
25,000	December 2015 Put @ 73.00	0

	Japan 10 Year Bond Future (JBG)
5,000,000	May 2015 Put @ 142.00	0

	Total (Premiums Paid $3,850) - 0.00%	0

SHORT TERM INVESTMENTS - 46.60%
13,535,811	Fidelity Institutional Money Market Portfolio 0.16% (Cost $13,565,811) **	13,535,811

TOTAL INVESTMENTS (Cost $26,833,108) *** - 93.56%		27,177,576

OTHER ASSETS LESS LIABILITIES - 6.44%		1,869,482

NET ASSETS - 100.00%		$ 29,047,058

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

*** At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,833,108 amounted to $374,466, which consisted of aggregate gross unrealized appreciation of $2,797,711 and aggregate gross unrealized depreciation of $2,423,245.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,833,108 amounted to $374,466, which consisted of aggregate gross unrealized appreciation of $2,797,711 and aggregate gross unrealized depreciation of $2,423,245.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,641,765	$0	$0	$13,641,765
Options Purchased	0	0	0	0
Cash Equivalents	13,535,811	0	0	13,535,811
Total	$27,177,576	$0	$0	$27,177,576

Baldwin Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 82.69%

Agricultural Chemicals - 3.97%
6,400	Potash Corp.	$ 131,520

Aircraft - 5.14%
1,300	Boeing Co.	170,235

Biological Products (No Diagnostic Substances) - 0.42%
100	Amgen, Inc.	13,818

Drawing & Insulating of Nonferrous Wiret - 0.78%
1,500	Corning, Inc.	25,680

Electronic Computers - 5.31%
1,600	Apple, Inc.	175,920

Farm Machinery & Equipment - 4.47%
2,000	Deere & Co.	148,000

Finance Services - 0.80%
2,000	Lendingclub Corp. *	26,460

Heavy Construction - 1.54%
1,200	Fluor Corp.	50,820

Laboratory Analytical Instruments - 3.19%
600	Illumina, Inc. *	105,600

Miscellaneous Industrial & Commercial Machinery & Equipment - 4.65%
3,000	Eaton Corp. (Ireland)	153,900

Natural Gas Transmission - 4.73%
4,800	Kinder Morgan, Inc.	132,864
500	TC Pipelines L.P.	23,805
		156,669
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.39%
100	Intuitive Surgical, Inc. *	45,927

Patent Owners & Lessors - 0.41%
1,000	RPX Corp. *	13,720

Petroleum Refining - 11.58%
3,000	Exxon Mobil Corp.	223,050
6,000	Suncor Energy, Inc.	160,320
		383,370
Pharmaceutical Preparations - 4.48%
3,000	Merck & Co.	148,170

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass) - 2.04%
1,400	DuPont E.I. De Nemours & Co.	67,480

Radio & TV Broadcasting & Communications Equipment - 4.87%
3,000	Qualcomm, Inc.	161,190

Retail-Catalog & Mail-Order Houses - 4.64%
300	Amazon.com, Inc. *	153,501

Retail-Grocery Stores - 1.27%
2,000	Sprouts Farmers Market, Inc. *	42,200

Retail-Variety Stores - 0.78%
400	Wal-Mart Stores, Inc.	25,936

Services-Busniess Services, NEC - 3.92%
2,200	Alibaba Group Holding, Ltd. *	129,734

Services-Computer Programming, Data Processing, Etc. - 3.69%
201	Google, Inc.	122,292

Services-Prepackaged Software - 0.35%
1,000	3D Systems Corp. *	11,550

Services-Video Tape Rental - 3.12%
1,000	Netflix, Inc. *	103,240

Surgical & Medical Instruments & Apparatus - 5.14%
1,200	3M Co.	170,124

TOTAL FOR COMMON STOCKS (Cost $3,041,896) - 82.69%		2,737,056

CLOSED END MUTUAL FUND - 0.37%
1,066	Royce Value Trust, Inc.	12,254

TOTAL FOR CLOSED END MUTUAL FUND (Cost $15,447) - 0.37%		12,254

EXCHANGE TRADED FUNDS - 1.63%
12,000	Aberdeen Asia Pacific Fund	54,000

TOTAL FOREXCHANGE TRADED FUNDS (Cost $73,359) - 1.63%		54,000

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 3.18% *
Shares Subject
to Put
	3M Co.
1,000	October 2015 Put @ 145.00	4,250

	Alibaba Group Holding, Ltd. *
2,200	December 2015 Put @ 67.50	21,560

	Apple, Inc.
800	December 2015 Put @ 110.00	5,720

	Apple, Inc.
800	October 2015 Put @ 120.00	8,040

	Amazon.com, Inc.
200	January 2016 Put @ 480.00	5,720

	Amazon.com, Inc.
100	January 2016 Put @ 520.00	4,680

	Boeing Co.
600	January 2016 Put @ 125.00	3,120

	Boeing Co.
300	January 2016 Put @ 135.00	3,147

	Boeing Co.
500	October 2015 Put @ 145.00	7,300

	Deere & Co.
1,000	January 2016 Put @ 75.00	5,250

	Deere & Co.
1,000	January 2016 Put @ 80.00	8,350

	DuPont E.I. De Nemours & Co.
1,000	October 2015 Put @ 50.00	2,130

	Eaton Corp. (Ireland)
1,500	October 2015 Put @ 60.00	13,050

	Eaton Corp. (Ireland)
1,500	October 2015 Put @ 65.00	18,900

	Exxon Mobil Corp.
2,000	January 2016 Put @ 72.50	7,100

	Exxon Mobil Corp.
1,000	October 2015 Put @ 80.00	6,300

	Fluor Corp.
600	October 2015 Put @ 40.00	390

	Fluor Corp.
600	October 2015 Put @ 50.00	4,770

	Google, Inc.
200	December 2015 Put @ 550.00	2,860

	Google, Inc.
100	December 2015 Put @ 650.00	5,620

	Illumina, Inc.
300	January 2015 Put @ 180.00	5,670

	Illumina, Inc.
300	January 2015 Put @ 220.00	14,010

	Intuitive Surgical, Inc. *
100	October 2015 Put @ 485.00	2,710

	Kinder Morgan, Inc.
2,400	December 2015 Put @ 30.00	9,984

	Kinder Morgan, Inc.
2,400	December 2015 Put @ 35.00	20,256

	Merck & Co.
2,000	January 2015 Put @ 50.00	6,500

	Merck & Co.
1,000	January 2015 Put @ 60.00	10,950

	Netflix, Inc.
500	December 2015 Put @ 110.00	7,860

	Netflix, Inc.
500	December 2015 Put @ 130.00	14,775

	Potash Corp.
3,200	January 2016 Put @ 22.00	9,760

	Potash Corp.
3,200	January 2016 Put @ 28.00	26,240

	Qualcomm, Inc.
2,000	November 2015 Put @ 50.00	2,460

	Qualcomm, Inc.
1,500	November 2015 Put @ 60.00	10,485

	Sprouts Farmers Market, Inc. *
2,000	December 2015 Put @ 20.00	2,200

	Suncor Energy, Inc.
3,000	December 2015 Put @ 25.00	3,210

	Suncor Energy, Inc.
3,000	December 2015 Put @ 30.00	11,400

	Total (Premiums Paid $181,343) - 8.96%	296,727

SHORT TERM INVESTMENTS - 7.88%
260,734	Fidelity Government Fund Class-I 0.01% (Cost $260,734) **	260,734

TOTAL INVESTMENTS (Cost $3,575,502) *** - 101.53%		3,360,772

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.53%)		(50,656)

NET ASSETS - 100.00%		$ 3,310,116

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

*** At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,575,502 amounted to $164,727, which consisted of aggregate gross unrealized appreciation of $189,023 and aggregate gross unrealized depreciation of $353,750.

Baldwin Fund
Schedule of Options Written
September 30, 2015 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	3D Systems Corp. *
1,000	November 2015 Call @ 15.00	$ 250

	Alibaba Group Holding, Ltd. *
2,200	October 2015 Call @ 70.00	$ 154

	Apple, Inc.
800	November 2015 Call @ 110.00	$ 4,680

	Apple, Inc.
800	October 2015 Call @ 120.00	128

	Amazon.com, Inc.
200	November 2015 Call @ 505.00	7,396

	Amazon.com, Inc.
100	November 2015 Call @ 525.00	2,826

	Boeing Co.
600	October 2015 Call @ 130.00	2,082

	Boeing Co.
200	October 2015 Call @ 135.00	230

	Boeing Co.
500	October 2015 Call @ 145.00	40

	Corning, Inc.
1,500	November 2015 Call @ 20.00	195

	Deere & Co.
2000	October 2015 Call @ 77.50	2,560

	DuPont E.I. De Nemours & Co.
1,400	October 2015 Call @ 50.00	462

	Eaton Corp. (Ireland)
1000	October 2015 Call @ 60.00	50

	Eaton Corp. (Ireland)
2,000	October 2015 Call @ 53.00	0

	Exxon Mobil Corp.
2,000	October 2015 Call @ 72.50	5,240

	Fluor Corp.
600	October 2015 Call @ 45.00	144

	Google, Inc.
200	October 2015 Call @ 600.00	4,680

	Illumina, Inc.
300	October 2015 Call @ 190.00	990

	Illumina, Inc.
300	October 2015 Call @ 200.00	450

	Intuitive Surgical, Inc. *
100	October 2015 Call @ 520.00	49

	Kinder Morgan, Inc.
2,400	October 2015 Call @ 32.50	96

	Lendingclub Corp. *
2,000	January 2015 Call @ 16.00	1,000

	Merck & Co.
500	October 2015 Call @ 50.00	435

	Merck & Co.
2,500	October 2015 Call @ 55.00	150

	Netflix, Inc.
1,000	October 2015 Call @ 120.00	2,870

	Potash Corp.
6,000	October 2015 Call @ 25.00	240

	Qualcomm, Inc.
3,000	October 2015 Call @ 55.00	1,890

	RPX Corp. *
1,000	November 2015 Call @ 15.00	350

	Sprouts Farmers Market, Inc. *
2,000	October 2015 Call @ 22.50	500

	Suncor Energy, Inc.
3,000	October 2015 Call @ 25.00	5,760

	Suncor Energy, Inc.
3,000	October 2015 Call @ 28.00	1,830

	TC Pipelines L.P.
500	November 2015 Call @ 60.00	425

	Wal-Mart Stores, Inc.
400	October 2015 Call @ 75.00	8

	Total (Premiums Paid $98,183)	$ 48,160

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,575,502 amounted to $164,727, which consisted of aggregate gross unrealized appreciation of $189,023 and aggregate gross unrealized depreciation of $353,750.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,737,056	$0	$0	$2,737,056
Closed End Mutual Funds	$12,254	$0	$0	$12,254
Exchange Traded Funds	$54,000	$0	$0	$54,000
Put Options	296,727	$0	$0	$296,727
Cash Equivalents	$260,734	$0	$0	$260,734
Total	$3,360,772	$0	$0	$3,360,772

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$48,160	$0	$0	$48,160
Total	$48,160	$0	$0	$48,160

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 23, 2015

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 23, 2015